Condensed consolidated statement of profit or loss - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Continuing operations
Interest income using effective interest rate method		€ 12,799	€ 12,399
Other interest income		1,434	1,073	[1]
Total Interest income		14,233	13,472
Interest expense using effective interest rate		(5,880)	(5,435)
Other interest expense		(1,457)	(1,177)	[1]
Total interest expense		(7,337)	(6,612)
Net interest income 11		6,896	6,860
Net fee and commission income 12		1,386	1,377
Valuation results and net trading income		(489)	393
Investment income		58	102
Other income 13	[2]	296	151
Total income		8,148	8,883
Addition to loan loss provisions		416	200
Staff expenses 14		2,811	2,723
Other operating expenses 15		2,427	2,309
Total expenses		5,654	5,232
Result before tax from continuing operations		2,493	3,651
Taxation		740	995
Net result from continuing operations		1,754	2,656
Net result (before non-controlling interests)		1,754	2,656
Net result attributable to Non-controlling interests		47	51
Net result attributable to Equityholders of the parent		1,707	2,605
Net result attributable to Non-controlling interests
from continuing operations		47	51
Net result attributable to Non-controlling interests		47	51
Net result attributable to Equityholders of the parent
from continuing operations		1,707	2,605
Net result attributable to Equityholders of the parent		€ 1,707	€ 2,605
Earnings per ordinary share 16
Basic earnings per ordinary share		€ 0.44	€ 0.67
Diluted earnings per ordinary share		0.44	0.67
Earnings per ordinary share from continuing operations 16
Basic earnings per ordinary share from continuing operations		0.44	0.67
Diluted earnings per ordinary share from continuing operations		0.44	0.67
Dividend per ordinary share 17		€ 0.24	€ 0.24

[1]
Includes a reclassification of EUR 378 million in the six month period to 30 June 2018, from Other interest income to Other interest expense, to align with the current gross presentation of Other interest income and Other interest expense that was previously netted.

[2]	Other income includes Result from associates and joint ventures, Net operating lease income, Net result on derecognition of financial assets at amortised cost, and Other.